Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues.
Schedule of revenues

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Online marketing services and others	102,931,095	153,540,553	197,934,192	27,116,873
Transaction services	27,626,494	94,098,652	195,901,905	26,838,451
	130,557,589	247,639,205	393,836,097	53,955,324